SHAREHOLDERS' EQUITY (Schedule of Option Fair Value Assumptions) (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility, minimum	23.02%	27.47%	27.50%
Expected volatility, maximum	27.55%	28.08%	30.00%
Weighted average volatility	25.17%	27.72%	28.80%
Risk free interest rate, minimum	0.76%	0.80%	0.40%
Risk free interest rate, maximum	1.18%	1.20%	0.90%
Expected term (in years)		3 years 4 months 24 days
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend	0.00%	0.00%	0.00%
Expected term (in years)	3 years 6 months		3 years 3 months 18 days
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend	1.29%	1.61%	1.70%
Expected term (in years)	3 years 6 months		3 years 4 months 24 days